Investments (Long-term Investments, Available-for-sale Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Long-term Investments [Line Items]
Impairment loss on available-for-sale investments	$ 0	$ 0	$ 0
Available-for-sale securities [Member]
Schedule of Long-term Investments [Line Items]
Fair value	47,644,000	0
Listed equity securities [Member]
Schedule of Long-term Investments [Line Items]
Original cost	57,335,000
Gross unrealized gains	9,988,000
Gross unrealized losses	(19,679,000)
Provision for decline in value	0
Fair value	$ 47,644,000